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IQ FTSE International Equity Currency Neutral ETF
IQ FTSE International Equity Currency Neutral ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the FTSE Developed ex North America 50% Hedged to USD Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ FTSE International Equity Currency Neutral ETF IQ FTSE International Equity Currency Neutral ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ FTSE International Equity Currency Neutral ETF IQ FTSE International Equity Currency Neutral ETF
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ FTSE International Equity Currency Neutral ETF | IQ FTSE International Equity Currency Neutral ETF | USD ($)	20	64	113	255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by FTSE International Ltd. (“FTSE”). The Underlying Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis. The Fund seeks to provide neutral exposure to currencies by hedging approximately half of the Fund’s currency exposure. The Underlying Index includes stocks from Europe, Australasia, and the Far East and as of June 30, 2023, consisted of the following 24 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of developed international equity markets. The Underlying Index includes primarily large- and mid-capitalization companies. As of June 30, 2023, the primary sectors within the Underlying Index were financials, health care and industrials. The composition of the Underlying Index may change over time.
The Underlying Index and the Fund’s NAV are denominated in U.S. dollars, while the component securities of the Underlying Index are generally denominated in foreign currencies. The Underlying Index is designed to reduce by approximately half the Fund’s exposure to fluctuations in the value of component currencies relative to the
U.S. dollar. The Underlying Index applies a one month forward rate to approximately half of the value of the non-U.S. dollar denominated securities included in the Underlying Index to hedge against fluctuations for this portion of the Fund’s exposure to component securities relative to the U.S. dollar. The hedge is reset on a monthly basis.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities and other instruments included in its Underlying Index.
The Fund is expected to have lower returns than a similar fund that does not hedge any of its currency exposure when the component currencies are rising relative to the U.S. dollar. The Fund is expected to have higher returns than a similar unhedged fund when the component currencies are falling relative to the U.S. dollar. In order to replicate the hedging component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts and futures contracts designed to offset approximately half of the Fund’s exposure to the component currencies. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund’s exposure to foreign currency forward contracts is based on approximately half of the Fund’s aggregate exposure to the component currencies.
The Fund may also invest its assets in cash and cash equivalents, as well as in shares of other investment companies, options and swaps. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as the Underlying Index.
The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and Advisor. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International LTD., a widely known global index provider that currently manages and calculates more than 120,000 indices daily.
The Fund may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The FTSE Developed ex North America 100% Hedged to USD Net Tax
(US RIC) Index is comprised of large and mid-cap stocks in developed markets, excluding the U.S. and Canada and represents the performance without any impact from foreign exchange fluctuations. The FTSE Developed ex North America Net Tax (US RIC) Index is comprised of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 12.77%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.05%	4Q/2020
Lowest Return	-21.31%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ FTSE International Equity Currency Neutral ETF		1 Year	5 Years	Since Inception		Inception Date
IQ FTSE International Equity Currency Neutral ETF		(10.63%)	3.38%	4.31%	[1]	Jul. 22, 2015
After Taxes on Distributions | IQ FTSE International Equity Currency Neutral ETF	[2]	(11.80%)	2.51%	3.47%	[1]
After Taxes on Distributions and Sale of Fund Shares | IQ FTSE International Equity Currency Neutral ETF	[2]	(5.82%)	2.54%	3.26%	[1]
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)		(10.33%)	3.64%	4.73%	[1]	Jul. 22, 2015
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)		(5.51%)	5.73%	6.05%	[1]	Jul. 22, 2015
FTSE Developed ex North America Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)		(15.12%)	1.48%	3.32%		Jul. 22, 2015
[1]	The Fund commenced operations on July 22, 2015.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.